Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 2,065	$ 1,951	$ 2,712
Research & Development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	916	524	876
General & Administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 1,149	$ 1,427	$ 1,836